Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total properties, cost	$ 9,475	$ 18,024
Less: accumulated depreciation	(5,189)	(5,804)
Property, plant and equipment, net	4,286	12,220
Land [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost	47	2,342
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost	3,409	9,484
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost	5,070	5,182
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost	947	1,016
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost	2
FG Group Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost		18,024	$ 20,754
Less: accumulated depreciation		(5,804)	(8,105)
Property, plant and equipment, net		12,220	12,649
FG Group Holdings Inc [Member] | Land [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost		2,342	2,341
FG Group Holdings Inc [Member] | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost		9,484	12,756
FG Group Holdings Inc [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost		5,182	4,786
FG Group Holdings Inc [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost		1,016	860
FG Group Holdings Inc [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost			11
Strong Global Entertainment Inc [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost	6,309	6,421	12,265
Less: accumulated depreciation	(4,821)	(4,829)	(7,658)
Property, plant and equipment, net	1,488	1,592	4,607
Strong Global Entertainment Inc [Member] | Land [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost			48
Strong Global Entertainment Inc [Member] | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost	432	433	6,752
Strong Global Entertainment Inc [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost	5,070	5,158	4,778
Strong Global Entertainment Inc [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost	805	830	675
Strong Global Entertainment Inc [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total properties, cost	$ 2		$ 12